CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenues:
Products	$ 12,247	$ 9,891
Services	1,500	1,300
Total revenues	13,747	11,191
Cost of revenues:
Products	3,692	2,213
Services	137	141
Total cost of revenues	3,829	2,354
Gross profit	9,918	8,837
Operating expenses:
Research and development	3,468	3,071
Less - royalty-bearing participation	756	148
Research and development, net	2,712	2,923
Selling and marketing, net	3,259	3,587
General and administrative	2,027	1,206
Total operating expenses	7,998	7,716
Operating income	1,920	1,121
Financial income (expenses), net	736	(374)
Income before taxes on income	2,656	747
Taxes on income	(6)	(107)
Net income	$ 2,650	$ 640
Basic net income per Ordinary Share	$ 0.28	$ 0.08
Diluted net income per Ordinary Share	$ 0.27	$ 0.07
Weighted average number of Ordinary Shares used in computing basic net income per Ordinary Share	9,322,930	8,501,254
Weighted average number of Ordinary Shares used in computing diluted net income per Ordinary Share	9,733,037	9,066,624